Financial Assets and Liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 42,070	$ 63,595	$ 63,716
Unobservable inputs	Expected unit revenues
Relationship of unobservable inputs to fair value	Year ended June 30, 2018: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%. Year ended June 30, 2017: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 5%.
Discounted cash flow [member]
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 42,070	$ 63,595
Valuation technique	Discounted cash flows
Unobservable inputs	Risk adjusted discount rate
Relationship of unobservable inputs to fair value	Year ended June 30, 2018: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%. Year ended June 30, 2017: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.
Discounted cash flow [member] | Weighted Average
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	(12.50%)	(12.50%)
Discounted cash flow [member] | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	11.00%	11.00%
Discounted cash flow [member] | Top of Range
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	13.00%	13.00%
Expected Sales Volume
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Expected sales volumes
Relationship of unobservable inputs to fair value	Year ended June 30, 2018: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%. Year ended June 30, 2017: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 5%.